Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies:
Commitments and contingencies:

13.  Commitments and contingencies:

(a) Contracts in the normal course of business:

The Company enters into contracts in the normal course of business, including for research and development activities, consulting and other services.

As at December 31, 2020, the Company has commitments for expenditures related to contracts for research and development activities of approximately $36,659 (approximately $8,724 as at December 31, 2019), of which $34,621 is due in 2021, $1,486 in 2022 and $552 in 2023.

(b)	Indemnity agreement:

The Company is potentially liable in relation to the following indemnity agreement:

In March 2017, the Company entered into a share purchase agreement with Taro for the sale of the Company’s wholly-owned subsidiary Thallion, including all the rights to the drug candidate ShigamabTM. The Company agreed to indemnify Taro, subject to certain conditions and limitations, for losses which it may suffer or incur, arising out of any debts, liabilities, commitments or obligations of any nature resulting from any matters, actions, events, facts or circumstances related to the activities or affairs of Thallion, which occurred prior to the effective time of the share purchase agreement. No indemnity provision has been recorded by the Company as at December 31, 2020 and 2019 for this matter as the Company does not expect to make any payments under the indemnity provisions of this agreement.

(c)	License agreements and research collaborations:

In the past the Company has entered into various agreements whereby future cash payments may be made based on criteria such as sales for certain legacy products. The Company has not recorded any provision on such agreements as the possibly for a payment is not probable.

(d)	Consulting and services agreement:

The payments under the consulting and services agreement with Picchio International Inc. (“Picchio International”) (refer to note 14 (b)) will amount to $196 (CAD$250) in 2021, plus the reimbursement of applicable expenses for services rendered under the agreement.

(e)	Letter of credit:

As at December 31, 2020, the Company is contingently liable for a letter of credit in the amount of $39 (CAD$50) (2019 - $38 (CAD$50)). Cash is pledged under the letter of credit and is presented as non-current Other assets in the consolidated statement of financial position as at December 31, 2020.